pioneer
                            The one to remember.(SM)

                                    PIONEER
                                    -------
                                     GLOBAL
                                  HEALTH CARE
                                      FUND

                                   Semiannual
                                     Report

                                    2/28/02

                                 [PIONEER LOGO]
                              --------------------
                              One goal. Yours.(SM)

 Table of Contents
--------------------------------------------------------------------------------

 Letter from the President                                                   1
 Portfolio Summary                                                           2
 Performance Update                                                          3
 Portfolio Management Discussion                                             6
 Schedule of Investments                                                     9
 Financial Statements                                                       12
 Notes to Financial Statements                                              18
 Trustees, Officers and Service Providers                                   24
 The Pioneer Family of Funds                                                25
 Retirement Plans from Pioneer                                              26
 Programs and Services for Pioneer Shareowners                              28

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 2/28/02
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------
The market's renewed vigor since last fall suggests that investors have been repositioning portfolios in anticipation of better economic times. Low interest rates, lower taxes and falling energy costs have been keys to the optimistic mood.

That optimism appears to have been justified. Judging by recent reports, the U.S. economy has absorbed the shock from September 11 and, for the most part, moved closer to normalcy. A mild upturn now appears to be underway according to Federal Reserve Board figures, and what may have been the briefest and shallowest of post-World War II recessions is probably behind us. Speaking before Congress in early March, Fed Chairman Alan Greenspan cited encouraging signs of improving economic output, among them a pickup in manufacturing, ongoing reduction in corporate inventories and an increase in overall demand in most - but not all - sectors.

Shifts in the economic weather sometimes lead us to shift our ground - we're tempted to step indoors when the outlook is cloudy, and to rush back out as soon as skies brighten. But if market behavior of recent years has taught us anything, it's the basic lessons of sound investing: a long-term view and diversification. Jumping in and out of the market with each variation in climate is no more than guesswork. It is not timing the market that yields solid returns, but time in the market. And well-diversified portfolios, those that include growth and value stocks as well as bonds, always have the potential to hold up better in downturns than portfolios that concentrate on a single investment type.

Another lesson may have struck you as you filed this year's tax returns: many of us pay more in federal income taxes than we need to. Although April 15 has come and gone, consider making an appointment to go over this year's return with a qualified professional. You could uncover several ideas for cutting next year's bill, including newly expanded opportunities for owners of IRAs, sole proprietors and participants in corporate retirement plans. Your financial advisor can also explain the benefits of saving for retirement with Pioneer and our tax-sensitive investment options.

You can learn more about Pioneer's mutual funds and all of our products and services at www.pioneerfunds.com. And for questions about the Pioneer funds you own and advice on additional purchases, please contact your financial advisor. In times like these, the value of a good advisor is magnified.

All of us at Pioneer appreciate your continued business.

Respectfully,

/s/ Daniel T. Geraci

Daniel T. Geraci
Pioneer Investment Management, Inc.

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/28/02
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A PIE CHART IN THE PRINTED
MATERIAL]

U.S. Common Stocks                        64%
International Common Stocks               34%
Depositary Receipts                        2%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

United States                             63.9%
United Kingdom                            10.0%
France                                     8.8%
Germany                                    4.6%
Canada                                     4.1%
Switzerland                                3.8%
Japan                                      2.7%
Ireland                                    1.1%
Belgium                                    0.6%
Australia                                  0.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

 1.   Pfizer, Inc.                        9.66%
 2.   American Home Products Corp.        9.48
 3.   Aventis SA                          8.75
 4.   Pharmacia Corp.                     7.51
 5.   Amgen, Inc.                         5.02
 6.   AstraZeneca Plc                     4.76
 7.   GlaxoSmithKline Plc                 4.37
 8.   Biovail Corp. Intl.                 4.11
 9.   Novartis AG                         3.84
10.   Wellpoint Health Networks, Inc.     3.34

Fund holdings will vary for other periods.

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/02                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share         2/28/02   8/31/01
                  $8.58     $9.32

Distributions per Share   Income      Short-Term      Long-Term
(8/31/01 - 2/28/02)       Dividends   Capital Gains   Capital Gains
                             -              -               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Global Health Care Fund at public offering price, compared to the growth of the Morgan Stanley Capital International (MSCI) World Health Care Index.

Average Annual Total Returns
(As of February 28, 2002)

                  Net Asset    Public Offering
Period              Value          Price*
 Life-of-Class
 (12/29/00)        -12.27%         -16.60%
 1 Year             -8.43%         -13.68%

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Growth of $10,000

                                     Pioneer Global        MSCI World Health
                                    Health Care Fund*         Care Index
      12/31/2000                          9425                   10000

                                          9123                    9195

                                          8831                    9233

                                          8134                    8637

       4/30/2001                          8775                    8806

                                          8954                    8887

                                          9189                    8616

                                          8812                    8954

                                          8784                    8642

       9/30/2001                          8294                    8803

                                          8662                    8692

                                          9086                    8904

                                          8888                    8701

                                          8087                    8498

       2/28/2002                          8087                    8640

The MSCI World Health Care Index is a global index that measures the performance of a group of related industries that comprise the health care sector in developed markets. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/02                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share         2/28/02   8/31/01
                  $8.53     $9.29

Distributions per Share   Income      Short-Term      Long-Term
(8/31/01 - 2/28/02)       Dividends   Capital Gains   Capital Gains
                             -              -               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Global Health Care Fund, compared to the growth of the Morgan
Stanley Capital International (MSCI) World Health Care Index.

Average Annual Total Returns
(As of February 28, 2002)

                    If          If
Period             Held      Redeemed*
Life-of-Class
(12/29/00)        -12.71%     -15.70%
1 Year             -8.87%     -12.51%

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Growth of $10,000

                                     Pioneer Global        MSCI World Health
                                    Health Care Fund*         Care Index


      12/31/2000                         10000                  10000

                                          9680                   9195

                                          9360                   9233

                                          8620                   8637

       4/30/2001                          9300                   8806

                                          9490                   8887

                                          9730                   8616

                                          9330                   8954

                                          9290                   8642

       9/30/2001                          8770                   8803

                                          9160                   8692

                                          9600                   8904

                                          9380                   8701

                                           530                   8498

       2/28/2002                          8189                   8640

The MSCI World Health Care Index is a global index that measures the performance of a group of related industries that comprise the health care sector in developed markets. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/02                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        2/28/02   8/31/01
                 $8.53     $9.30

Distributions per Share   Income      Short-Term      Long-Term
(8/31/01 - 2/28/02)       Dividends   Capital Gains   Capital Gains
                             -              -               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Global Health Care Fund at public offering price, compared to the growth of the Morgan Stanley Capital International (MSCI) World Health Care Index.

Average Annual Total Returns
(As of February 28, 2002)

                  Net Asset    Public Offering
Period              Value        Price/CDSC*
 Life-of-Class
 (12/29/00)        -12.71%         -13.45%
 1 Year             -9.06%          -9.93%


* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Growth of $10,000

                                     Pioneer Global        MSCI World Health
                                    Health Care Fund*         Care Index
      12/31/2000                          9901                  10000

                                          9594                   9195

                                          9287                   9233

                                          8545                   8637

       4/30/2001                          9218                   8806

                                          9396                   8887

                                          9653                   8616

                                          9267                   8954

                                          9208                   8642

       9/30/2001                          8644                   8803

                                          9040                   8692

                                          9485                   8904

                                          9287                   8701

                                          8446                   8498

       2/28/2002                          8446                   8640

The MSCI World Health Care Index is a global index that measures the performance of a group of related industries that comprise the health care sector in developed markets. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/02
--------------------------------------------------------------------------------

Senior Vice President, Pavlos Alexandrakis manages Pioneer Global Health Care Fund in collaboration with a team of managers and health care analysts based in Dublin and Boston. In the following discussion, he reviews the factors that influenced the Fund's portfolio for the first half of the Fund's current fiscal year.

Q:  How did Pioneer Global Health Care Fund perform over the last six months?

A: For the six months ended February 28, 2002, Class A shares of the Fund had a total return of -7.94% at net asset value. These results lagged the performance of the MSCI World Health Care Index, the Fund's benchmark, which returned -0.02% during the period.

Q: What was the background for the global health care industry over this period?

A: Two important trends have influenced results in the health care industry, particularly in the United States which dominates the market for pharmaceutical products. The first is the expiration of patents on several widely prescribed medications, products that represent significant revenues and profits for their manufacturers. When patents expire, low-cost, generic equivalents of these drugs come to market, putting pressure on the earnings of large drug makers. In the second trend, the U.S. Food and Drug Administration (FDA) has been rejecting more applications for new therapies than was the case in the recent past. As a consequence, major pharmaceutical companies known for reliable profit growth have uncharacteristically been reporting disappointing earnings.

    The sector fell in the post-September 11th period, then enjoyed a rebound based on its defensive characteristics - people purchase health care products and services even during recessions. However, investors shunned specific areas such as genomics, where revenues and profits remain years away.

Q: What was your response to these conditions, and how did your decisions affect performance?

A: Our decision to maintain an overweight position (compared to the benchmark) in U.S. companies was beneficial, as was our limited

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    exposure to large pharmaceutical companies that came under selling pressure; examples include Pfizer and GlaxoSmithKline. Merck, another major drug manufacturer, began to recover as the period drew to a close. However, our underweight position in Johnson & Johnson held back results when the company reported strong earnings that were tied more to its extensive line of consumer products than to health care.

    Although some biotechnology companies with established products performed relatively well around year-end, results suffered from our decision to overweight the biotech sector relative to the benchmark, the MSCI World Health Care Index. Thus, the sector's overall weakness had a disproportionate impact on Fund performance. Being overweighted in biotech also caused us to be underweighted in large pharmaceutical companies, a group that performed better in relative terms. Those two decisions, primarily, accounted for the Fund's underperformance versus the benchmark. We did, however, remain underweighted in biotech versus the peer group.

Q:  What other stocks affected performance significantly, for better or worse?

A: On the positive side, Transkaryotic Therapies, which markets gene- and protein-based therapies, did well in response to favorable clinical trials for Replagal, a drug designed to treat hemophilia among other conditions. Emisphere, a biopharmaceutical company specializing in developing oral delivery systems for injectable drugs, earned favorable FDA comments on its oral version of insulin, an essential element in maintaining health for diabetics. Australia-based CSL, the third-largest maker of blood products, is expanding into new markets. And Aviron, a producer of vaccines, was acquired by Medimmune at a substantial premium to its market price. We took profits in King Pharmaceuticals, a manufacturer of generic drugs.

    Cubist Pharmaceuticals led the period's disappointments, falling sharply when its promising antibiotic, Cidecin, failed in tests of its effectiveness against one type of pneumonia. IVAX, which makes generic equivalents of branded drugs, fell when competition arose for one of its cancer therapies.

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/02                            (continued)
--------------------------------------------------------------------------------

Q: What is your current outlook for the industry and how are you positioning the portfolio as a result?

A: The apparent beginning of an economic recovery in the U.S. is an encouraging sign, since the United States represents fully half of the global health care industry. Should the U.S. recovery be strong, though, investors might turn away from defensive drug stocks and seek growth potential elsewhere. There are also concerns that a national prescription drug plan, whether broad-based or targeting only seniors, could bring price controls and earnings pressures. Profit margins of drug makers could also erode as they are asked to supply expensive drugs at very low prices to needy populations such as those in Africa, where HIV/AIDS is widespread.

    We have increased exposure slightly to manufacturers in Switzerland and the UK in anticipation of a European recovery; we see no such prospects in Japan, another major health care market. And we intend to maintain an overweight stance in the biotech industry despite the sector's inherent volatility. In our opinion, the most important advances in medicine over the next several years will emerge from the biotech side of the business rather than from big companies with familiar names. Some scientists and major manufacturers seem to agree; biotechnology firms are attracting more scientific talent, and major drug makers are doing less research on their own. Instead, they are creating business ties with biotech companies that have promising products in the research and development phase.

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/02 (unaudited)
--------------------------------------------------------------------------------

Shares                                                   Value
             COMMON STOCKS - 100.0%
             Basic Materials - 8.8%
             Chemicals (Diversified) - 8.8%
   2,450     Aventis SA                             $  181,915
                                                    ----------
             Total Basic Materials                  $  181,915
                                                    ----------
             Capital Goods - 0.2%
     300     Olympus Optical (A.D.R.)*              $    4,050
                                                    ----------
             Total Capital Goods                    $    4,050
                                                    ----------
             Consumer Staples - 4.9%
             Distributors (Food & Health) - 4.9%
     530     AmerisourceBergen Corp.                $   35,881
   1,000     Cardinal Health, Inc.                      66,090
                                                    ----------
                                                    $  101,971
                                                    ----------
             Total Consumer Staples                 $  101,971
                                                    ----------
             Health Care - 86.1%
             Biotechnology - 18.1%
   1,800     Amgen, Inc.*                           $  104,364
     700     Biogen, Inc.*                              37,205
   1,100     Cubist Pharmaceuticals, Inc.*              15,499
     300     Human Genome Sciences, Inc.*                6,156
     500     ImClone Systems, Inc.*                     11,205
   3,800     Pharmacia Corp.                           155,990
   1,750     Scios, Inc.*                               34,983
     300     Transkaryotic Therapies, Inc.*             11,466
                                                    ----------
                                                    $  376,868
                                                    ----------
             Health Care (Diversified) - 22.0%
   1,200     Abbott Laboratories                    $   67,860
   3,100     American Home Products Corp.              197,005
   1,250     Bristol-Myers Squibb Co.                   58,750
   1,800     Biovail Corp. Intl.*                       85,500
     800     Johnson & Johnson                          48,720
                                                    ----------
                                                    $  457,835
                                                    ----------

The accompanying notes are an integral part of these financial statements.    9

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/02 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Shares                                                            Value
           Health Care (Drugs/Major Pharmaceuticals) - 34.9%
    600    Abgenix Inc.*                                     $   10,830
    350    Altana AG                                             17,514
  1,950    AstraZeneca Plc                                       98,956
    200    CSL Ltd.                                               4,423
  1,600    Elan Corp. Plc (A.D.R.)*                              22,560
    555    Eli Lilly & Co.                                       42,030
    900    Galen Holdings Plc                                     9,223
  3,700    GlaxoSmithKline Plc                                   90,743
    680    IVAX Corp.*                                           11,560
    450    Merck & Co., Inc.                                     27,599
  2,100    Novartis AG*                                          79,826
  4,900    Pfizer, Inc.                                         200,704
    950    Schering AG                                           57,007
  1,000    Takeda Chemical Industries                            40,541
    300    UCB SA*                                               12,040
                                                             ----------
                                                             $  725,556
                                                             ----------
           Health Care (Hospital Management) - 3.2%
  1,600    HCA, Inc.                                         $   65,168
                                                             ----------
           Health Care (Managed Care) - 3.3%
    570    Wellpoint Health Networks, Inc.*                  $   69,323
                                                             ----------
           Health Care (Medical Products/Supplies) - 1.5%
    100    Cochlear Ltd.                                     $    1,950
    350    Eisai Co. (A.D.R.)*                                    8,400
    180    Gehe AG                                                7,170
  1,000    Mayne Group Ltd.                                       2,956
  1,350    Smith & Nephew Plc*                                    8,191
    200    Terumo Corp.                                           2,429
                                                             ----------
                                                             $   31,096
                                                             ----------
           Health Care (Specialized Services) - 3.1%
    280    Fresenius Medical Care AG                         $   14,596
  1,450    Lincare Holdings Inc.*                                36,482
    350    Pediatrix Medical Group, Inc.*                        13,527
                                                             ----------
                                                             $   64,605
                                                             ----------
           Total Health Care                                 $1,790,451
                                                             ----------
           TOTAL COMMON STOCKS - 100.0%
           (Cost $2,104,873)(a)(b)                           $2,078,387
                                                             ----------

10    The accompanying notes are an integral part of these financial statements.

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*   Non-income producing security.

(a) At February 28, 2002, the net unrealized loss on investments based on cost for federal income tax purposes of $2,112,001 was as follows:

    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                                $ 92,641

    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                                (126,255)
                                                                             --------
    Net unrealized loss                                                      $(33,614)
                                                                             ========
(b) Distribution of investments by country of issue, as a percentage of total equity holdings, is as follows:
    United States                                                                63.9%
    United Kingdom                                                               10.0%
    France                                                                        8.8%
    Germany                                                                       4.6%
    Canada                                                                        4.1%
    Switzerland                                                                   3.8%
    Japan                                                                         2.7%
    Ireland                                                                       1.1%
    Belgium                                                                       0.6%
    Australia                                                                     0.4%
                                                                                -----
                                                                                100.0%

    Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2002 aggregated $1,827,876 and $1,453,103, respectively.

The accompanying notes are an integral part of these financial statements.   11

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
BALANCE SHEET 2/28/02 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $2,104,873)        $2,078,387
  Cash                                                           124,782
  Receivables -
     Investment securities sold                                    8,081
     Fund shares sold                                              9,027
     Dividends, interest and foreign taxes withheld                3,923
  Due from Pioneer Investment Management, Inc.                     4,567
  Other                                                           12,445
                                                              ----------
       Total assets                                           $2,241,212
                                                              ----------
LIABILITIES:
  Payables -
     Investment securities purchased                          $   35,546
     Fund shares repurchased                                         595
     Forward foreign currency settlement hedge contracts              16
  Due to affiliates                                                4,418
  Accrued expenses                                                22,982
                                                              ----------
       Total liabilities                                      $   63,557
                                                              ----------
NET ASSETS:
  Paid-in capital                                             $2,362,138
  Accumulated net investment loss                                (12,321)
  Accumulated net realized loss on investments
     and foreign currency transactions                          (145,657)
  Net unrealized loss on investments                             (26,486)
  Net unrealized loss on forward foreign currency con-
     tracts and other assets and liabilities denominated
     in foreign currencies                                           (19)
                                                              ----------
       Total net assets                                       $2,177,655
                                                              ==========
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $1,169,484/136,313 shares)                $     8.58
                                                              ==========
  Class B (based on $782,491/91,702 shares)                   $     8.53
                                                              ==========
  Class C (based on $225,680/26,468 shares)                   $     8.53
                                                              ==========
MAXIMUM OFFERING PRICE:
  Class A                                                     $     9.10
                                                              ==========
  Class C                                                     $     8.62
                                                              ==========

12    The accompanying notes are an integral part of these financial statements.

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/02

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $299)               $    7,201
  Interest                                                               943
  Income from securities loaned, net                                      29
                                                                  ----------
       Total investment income                                                     $    8,173
                                                                                   ----------
EXPENSES:
  Management fees                                                 $   10,246
  Transfer agent fees
     Class A                                                           4,312
     Class B                                                           2,071
     Class C                                                             623
  Distribution fees
     Class A                                                           1,400
     Class B                                                           3,815
     Class C                                                             833
  Administrative fees                                                 17,894
  Custodian fees                                                       7,176
  Registration fees                                                   18,442
  Professional fees                                                   12,733
  Printing                                                             7,988
  Fees and expenses of nonaffiliated trustees                          4,328
  Miscellaneous                                                        2,886
                                                                  ----------
       Total expenses                                                              $   94,747
       Less management fees waived and expenses reim-
         bursed by Pioneer Investment Management, Inc.                                (74,220)
       Less fees paid indirectly                                                          (33)
                                                                                   ----------
       Net expenses                                                                $   20,494
                                                                                   ----------
         Net investment loss                                                       $  (12,321)
                                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
     Investments                                                  $ (111,009)
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies                   2       $ (111,007)
                                                                  ----------       ----------
  Change in net unrealized loss from:
     Investments                                                  $  (51,093)
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies                (107)      $  (51,200)
                                                                  ----------       ----------
  Net loss on investments and foreign currency transactions                        $ (162,207)
                                                                                   ----------
  Net decrease in net assets resulting from operations                             $ (174,528)
                                                                                   ==========

The accompanying notes are an integral part of these financial statements.   13

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/02 and the Period from 12/29/00
(Commencement of Operations) to 8/31/01

                                                        Six Months Ended
                                                            2/28/02        12/29/00 to
                                                          (unaudited)        8/31/01
FROM OPERATIONS:
Net investment loss                                       $  (12,321)      $   (9,330)
Net realized loss on investments and foreign currency
  transactions                                              (111,007)         (34,118)
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                          (51,200)          24,695
                                                          ----------       ----------
  Net decrease in net assets resulting from
     operations                                           $ (174,528)      $  (18,753)
                                                          ----------       ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  735,961       $1,887,611
Cost of shares repurchased                                  (337,261)        (215,375)
                                                          ----------       ----------
  Net increase in net assets resulting from fund
     share transactions                                   $  398,700       $1,672,236
                                                          ----------       ----------
  Net increase in net assets                              $  224,172       $1,653,483
NET ASSETS:
Beginning of period                                        1,953,483          300,000
                                                          ----------       ----------
End of period (including accumulated net investment
  loss of $12,321 and $0, respectively)                   $2,177,655       $1,953,483
                                                          ==========       ==========

                             '02 Shares      '02 Amount
                             (unaudited)     (unaudited)     '01 Shares     '01 Amount
CLASS A*
Shares sold                     40,668        $366,290        118,380       $1,107,916
Less shares repurchased        (16,576)       (149,242)       (16,159)        (149,846)
                               -------        --------        -------       ----------
 Net increase                   24,092        $217,048        102,221       $  958,070
                               =======        ========        =======       ==========
CLASS B*
Shares sold                     28,295        $256,655         78,417       $  721,076
Less shares repurchased        (19,579)       (180,434)        (5,431)         (50,684)
                               -------        --------        -------       ----------
 Net increase                    8,716        $ 76,221         72,986       $  670,392
                               =======        ========        =======       ==========
CLASS C*
Shares sold                     12,667        $113,016          6,255       $   58,619
Less shares repurchased           (858)         (7,585)        (1,596)         (14,845)
                               -------        --------        -------       ----------
 Net increase                   11,809        $105,431          4,659       $   43,774
                               =======        ========        =======       ==========

*Fund shares were first publicly offered on January 2, 2001.

14    The accompanying notes are an integral part of these financial statements.

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 2/28/02
--------------------------------------------------------------------------------

                                                         Six Months Ended
                                                             2/28/02           12/29/00 to
                                                           (unaudited)           8/31/01
CLASS A(a)
Net asset value, beginning of period                          $ 9.32             $ 10.00
                                                              ------             -------
Decrease from investment operations:
  Net investment loss                                         $(0.04)            $ (0.03)
  Net realized and unrealized loss on investments
    and foreign currency transactions                          (0.70)              (0.65)
                                                              ------             -------
      Net decrease from investment operations                 $(0.74)            $ (0.68)
                                                              ------             -------
Net decrease in net asset value                               $(0.74)            $ (0.68)
                                                              ------             -------
Net asset value, end of period                                $ 8.58             $  9.32
                                                              ======             =======
Total return*                                                  (7.94)%             (6.80)%
Ratio of net expenses to average net assets+                    1.75%**             1.77%**
Ratio of net investment loss to average net assets+            (0.96)%**           (0.80)%**
Portfolio turnover rate                                          148%**               23%
Net assets, end of period (in thousands)                      $1,169             $ 1,046
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
    Net expenses                                                9.00%**            12.57%**
    Net investment loss                                        (8.21)%**          (11.60)%**
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
    Net expenses                                                1.75%**             1.75%**
    Net investment loss                                        (0.96)%**           (0.78)%**

(a) Class A shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   15

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 2/28/02                                       (continued)
--------------------------------------------------------------------------------

                                                         Six Months Ended
                                                             2/28/02           12/29/00 to
                                                           (unaudited)           8/31/01
CLASS B(a)
Net asset value, beginning of period                          $ 9.29             $ 10.00
                                                              ------             -------
Decrease from investment operations:
  Net investment loss                                         $(0.08)            $ (0.06)
  Net realized and unrealized loss on investments
    and foreign currency transactions                          (0.68)              (0.65)
                                                              ------             -------
      Net decrease from investment operations                 $(0.76)            $ (0.71)
                                                              ------             -------
Net decrease in net asset value                               $(0.76)            $ (0.71)
                                                              ------             -------
Net asset value, end of period                                $ 8.53             $  9.29
                                                              ======             =======
Total return*                                                  (8.18)%             (7.10)%
Ratio of net expenses to average net assets+                    2.27%**             2.31%**
Ratio of net investment loss to average net assets+            (1.48)%**           (1.35)%**
Portfolio turnover rate                                          148%**               23%
Net assets, end of period (in thousands)                      $  782             $   771
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
    Net expenses                                                9.46%**            12.70%**
    Net investment loss                                        (8.67)%**          (11.74)%**
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
    Net expenses                                                2.26%**             2.28%**
    Net investment loss                                        (1.47)%**           (1.32)%**

(a) Class B shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.

16    The accompanying notes are an integral part of these financial statements.

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         Six Months Ended
                                                             2/28/02          12/29/00 to
                                                           (unaudited)          8/31/01
CLASS C(a)
Net asset value, beginning of period                          $ 9.30            $ 10.00
                                                              ------            -------
Decrease from investment operations:
  Net investment loss                                         $(0.05)           $ (0.05)
  Net realized and unrealized loss on investments
    and foreign currency transactions                          (0.72)             (0.65)
                                                              ------            -------
      Net decrease from investment operations                 $(0.77)           $ (0.70)
                                                              ------            -------
Net decrease in net asset value                               $(0.77)           $ (0.70)
                                                              ------            -------
Net asset value, end of period                                $ 8.53            $  9.30
                                                              ======            =======
Total return*                                                  (8.28)%            (7.00)%
Ratio of net expenses to average net assets+                    2.47%**            2.00%**
Ratio of net investment loss to average net assets+            (1.62)%**          (1.03)%**
Portfolio turnover rate                                          148%**              23%
Net assets, end of period (in thousands)                      $  226            $   136
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
    Net expenses                                                9.93%**           14.79%**
    Net investment loss                                        (9.08)%**         (13.82)%**
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
    Net expenses                                                2.46%**            1.99%**
    Net investment loss                                        (1.61)%**          (1.02)%**

(a) Class C shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   17

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/02 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Global Health Care Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on August 25, 2000 and commenced operations on December 29, 2000. Prior to December 29, 2000, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc.
(PFD). The investment objective of the Fund is to seek capital growth by investing primarily in common stocks of U.S. and non-U.S. issuers in the health care industry.

The Fund offers three classes of shares -- Class A, Class B and Class C shares. Fund shares were first publicly offered on January 2, 2001. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   By investing primarily in health care companies, the Fund has the risks associated with concentrating in its investments in industries that comprise the health care sector. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the fund invests a significant portion of its non-U.S. investments in any one region. The Fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/02 (unaudited)                  (continued)
--------------------------------------------------------------------------------

   statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

   As of February 28, 2002 the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement contracts receivable and payable were $4,368 and $4,384, respectively, resulting in a net payable of $16.

D. Securities Lending

   The Fund loans securities in the Portfolio to certain brokers, with the fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned, and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and collateral at period end are disclosed on the balance sheet. As of February 28, 2002, the Fund had no securities on loan.

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

E. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

F. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned approximately $2,014 in underwriting commissions on the sale of Fund shares during the period ended February 28, 2002.

G. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/02 (unaudited)                  (continued)
--------------------------------------------------------------------------------

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At February 28, 2002, $2,495 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PIMSS, a majority owned indirect subsidiary of Unicredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $876 in transfer agent fees payable to PIMSS at February 28, 2002.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $1,047 in distribution fees payable to PFD at February 28, 2002.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the period ended February 28, 2002, CDSCs in the amount of $2,907 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain directed brokerage and expense offset arrangements resulting in a reduction in the Fund's total expenses. For the period ended February 28, 2002, the Fund's expenses were reduced by $33 under such arrangements.

Pioneer Global Health Care Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
Mary K. Bush                      Daniel T. Geraci, Executive
Richard H. Egdahl, M.D.             Vice President
Daniel T. Geraci                  Vincent Nave, Treasurer
Margaret B.W. Graham              Joseph P. Barri, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest or send money.

 Growth Funds                           Growth and Income Funds
 United States                          Pioneer Fund
 Pioneer Growth Shares                  Pioneer Balanced Fund
 Pioneer Mid Cap Growth Fund++          Pioneer Equity Income Fund
 Pioneer Mid Cap Value Fund             Pioneer Value Fund (formerly
 Pioneer Small Cap Value Fund+            Pioneer II)
 Pioneer Small Company Fund
 Pioneer Tax Managed Fund               Income Funds
                                        Taxable
 International/Global                   Pioneer America Income Trust
 Pioneer Emerging Markets Fund          Pioneer Bond Fund
 Pioneer Europe Fund                    Pioneer High Yield Fund
 Pioneer Europe Select Fund             Pioneer Strategic Income Fund
 Pioneer International Value Fund**
   (formerly Pioneer International      Tax-Free
   Growth Fund)                         Pioneer Tax Free Income Fund
 Pioneer International Equity Fund**
   (formerly Pioneer World              Money Market Fund
   Equity Fund)                         Pioneer Cash Reserves Fund*

 Sector Funds
 Pioneer Global Financials Fund
 Pioneer Global Health Care Fund
 Pioneer Global Telecoms Fund
 Pioneer Real Estate Shares
 Pioneer Science & Technology Fund

 *An investment in the Fund is not insured or guaranteed by the Federal Deposit
  Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.
**Name change effective July 30, 2001.
 +Name change effective September 6, 2001.
++Name change effective September 21, 2001.

  Note: Pioneer Indo-Asia Fund merged into Pioneer Emerging Markets Fund on September 28, 2001. Pioneer Limited Maturity Bond Fund merged into Pioneer Bond Fund on September 28, 2001.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70-1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan
Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 13-digit account number and four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

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Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month you want. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

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HOW TO CONTACT PIONEER
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We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, propectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our Internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus.

[PIONEER LOGO]

Pioneer Investment Management, Inc.                                11551-00-0402
60 State Street                         (C) 2002 Pioneer Funds Distributor, Inc.
Boston, Massachusetts 02109                  Underwriter of Pioneer mutual funds
www.pioneerfunds.com                   [Recycled Logo] Printed on Recycled Paper